COMMITMENTS AND CONTINGENCIES - Lessee Minimum Future Rental Payments (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Operating Leases
2021	$ 3,547
2022	2,767
2023	2,831
2024	2,847
2025	2,097
Thereafter	4,476
Total lease payments	18,565	$ 28,300
Less: imputed interest	(4,037)
Total	14,528
Finance Lease
2021	703
2022	711
2023	196
2024	0
2025	0
Thereafter	0
Total lease payments	1,610	$ 2,100
Less: imputed interest	(12)
Total	$ 1,598